Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	507,000	1,490,000
Stock option per share value (dollars per share)	$ 0	$ 5.81	$ 2.88
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	28,154	18,932
Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 0.4	$ 0.3	$ 0.3
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	70,385	47,330	95,485
Employee stock compensation and other, Number of Shares	132,023	28,398
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Stock options granted (in shares)	0	506,579
Stock option, term (in years)	10 years
Stock Options | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	273,657	329,735	787,586
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.6	$ 1.9	$ 2.3
Vesting period (in years)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred	180,965	354,580
Share Based Compensation Arrangement by Share Based Payment Award, Equity Instrument other than Options, Vested and Deferred	96,708
Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Restricted Stock Units | Officers and Employees | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	41,638	63,699	104,185
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 3.0	$ 2.3	$ 1.9
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period		8,188	16,648
2023 LTIP | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period	5,512